SHORT-TERM CONVERTIBLE NOTES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 04, 2012	Dec. 31, 2011
Principal	$ 1,100	$ 1,100
Discount	(202)
Short-term convertible notes	$ 898		$ 0